Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Total, at cost	$ 303,367	$ 221,493	$ 149,802
Accumulated depreciation	(125,548)	(111,586)	(112,453)
Total, net	177,819	109,907	37,349
Leasehold Improvements [Member]
Total, at cost	152,392	98,706	4,602
Furniture and Office Equipment [Member]
Total, at cost	10,130	10,130	10,130
Production Equipment [Member]
Total, at cost	115,661	87,473	108,882
R&D Equipment [Member]
Total, at cost	$ 25,184	$ 25,184	$ 26,188